CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Income from continuing operations	$ 2,181	$ 2,375	$ 1,900
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	738	616	549
Deferred income taxes	(336)	(90)	(341)
Stock-based compensation	92	80	73
Excess tax benefit from stock-based compensation	(20)	(25)	(22)
Equity income in unconsolidated affiliates	(63)	(58)	(46)
Dividend from unconsolidated affiliates	66	61	45
Other	72	77	65
Change in operating assets and liabilities, net of acquisitions:
Receivables	(516)	(492)	(630)
Inventories	238	(974)	(555)
Costs in excess of billings	(314)	(632)	222
Prepaid and other current assets	41	(221)	(42)
Accounts payable	18	40	183
Billings in excess of costs	582	324	354
Income taxes payable	217	(408)	283
Other assets/liabilities, net	84	(41)	108
Net cash provided by continuing operating activities	3,080	632	2,146
Discontinued operations	317	(12)	(3)
Net cash provided by operating activities	3,397	620	2,143
Cash flows from investing activities:
Purchases of property, plant and equipment	(614)	(569)	(479)
Business acquisitions, net of cash acquired	(2,397)	(1,767)	(1,008)
Dividend from unconsolidated affiliate			13
Other, net	101	35	50
Net cash used in continuing investing activities	(2,910)	(2,301)	(1,424)
Discontinued operations	(54)	(1,127)	(34)
Net cash used in investing activities	(2,964)	(3,428)	(1,458)
Cash flows from financing activities:
Borrowings against lines of credit and other debt	2,609	5,575
Payments against lines of credit and other debt	(2,609)	(2,937)	(390)
Cash dividends paid	(389)	(209)	(191)
Proceeds from stock options exercised	58	113	96
Excess tax benefit from stock-based compensation	20	25	22
Other	7	17
Net cash provided by (used in) continuing financing activities	(304)	2,584	(463)
Discontinued operations	(1)	(1)	(1)
Net cash provided by (used in) financing activities	(305)	2,583	(464)
Effect of exchange rates on cash	(11)	9	(19)
Increase (decrease) in cash and cash equivalents	117	(216)	202
Cash and cash equivalents, beginning of period	3,319	3,535	3,333
Cash and cash equivalents, end of period	3,436	3,319	3,535
Cash payments during the period for:
Interest	111	40	44
Income taxes	$ 1,099	$ 1,572	$ 945